Fair Value of Financial Assets and Liabilities - Derivative Instruments	12 Months Ended
Dec. 31, 2014
Derivative Assets (Liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Derivatives and Fair Value [Text Block]
3. Fair Value of Financial Assets and Liabilities – Derivative Instruments

The Company measures the fair value of financial assets and liabilities in accordance with GAAP, which defines fair value, establishes a framework for measuring fair value, and requires certain disclosures about fair value measurements.

U. S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes as fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. GAAP describes three levels of inputs that may be used to measure fair value:

Level 1 – quoted prices in active markets for identical assets or liabilities.

Level 2 – quoted prices for similar assets and liabilities in active markets or inputs that are observable.

Level 3 – inputs that are unobservable.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The Company does not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, the Company has entered into certain financial instruments and contracts, such as detachable common stock warrants and the issuance of preferred stock with detachable common stock warrants with features that are either i) not afforded equity classification or ii) embody risks not clearly and closely related to host contracts. These instruments are required to be carried as derivative liabilities, at fair value.

The Company estimates fair values of these derivatives utilizing Level 3 inputs. The Company uses the Monte Carlo valuation technique for derivatives as it embodies all of the requisite assumptions (including trading volatility, remaining term to maturity, market price, strike price, risk free rates) necessary to fair value these instruments.

Estimating fair values of derivative financial instruments, including Level 3 instruments, require the use of significant and subjective inputs that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques are volatile and sensitive to changes in our trading market price, the trading market price of various peer companies and other key assumptions. Since derivative financial instruments are initially and subsequently carried at fair value, our income will reflect this sensitivity of internal and external factors.

Items measured at fair value on a recurring basis include common stock warrants, and embedded derivatives related to the Company’s redeemable convertible preferred stock. During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at fair value using Level 3 inputs. The following fair value hierarchy table presents information about each major category of the Company's financial liabilities measured at fair value on a recurring basis:

	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2014
Liabilities
Series B redeemable convertible preferred stock	$—	$—	$12,320,000	$12,320,000
Warrant liability	—	—	5,826,000	5,826,000
Total liabilities	$—	$—	$18,146,000	$18,146,000

December 31, 2013
Liabilities
Series B redeemable convertible preferred stock	$—	$—	$40,791,000	$40,791,000
Warrant liability	—	—	16,871,000	16,871,000
Total liabilities	$—	$—	$57,662,000	$57,662,000

There were no transfers between Level 1, Level 2 or Level 3 of the fair value hierarchy for the years ended December 31, 2014 and 2013.

The following table sets forth a summary of changes in the fair value of the Company's Series B redeemable convertible preferred stock derivative and warrant liability, which represents a recurring measurement that is classified within Level 3 of the fair value hierarchy, wherein fair value is estimated using significant unobservable inputs:

	Warrant Liability	Series B Redeemable Preferred Stock
Balance as of December 31, 2013	$16,871,000	$40,791,000
Reclassification to equity upon conversion or exercise	(1,590,000)	(707,000)
Changes in estimated fair value	(9,455,000)	(27,764,000)
Balance as of December 31, 2014	$5,826,000	$12,320,000

The warrant liability is recorded on its own line item on the Company's Balance Sheets. The warrant liability is marked-to-market each reporting period with the change in fair value recorded on its own line in the Statement of Operations until the warrants are exercised, expire or other facts and circumstances lead the warrant liability to be reclassified as an equity instrument. The fair value of the warrants on the date of issuance and on each re-measurement date for warrants classified as liabilities is estimated using the Monte Carlo valuation model using the following assumptions:

	December 31, 2014				December 31, 2013
	2011	June 26, 2013	July 15, 2013	December 23, 2013	2011	June 26, 2013	July 15, 2013	December 23, 2013
Volatility	155%	155%	155%	151%	155%	152%	151%	164%
Expected term (years)	1.98	3.49	3.54	3.98	2.98	4.49	4.54	4.98
Risk-free interest rate	0.67%	1.23%	1.25%	1.37%	0.78%	1.50%	1.53%	1.74%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Exercise price	$0.46	$0.14	$0.14	$0.25	$0.46	$0.14	$0.14	$0.25
Common stock closing price	$0.21	$0.21	$0.21	$0.21	$0.50	$0.50	$0.50	$0.50

This method of valuation involves future estimates regarding the price protection feature, among other estimates, and therefore the valuation of these warrants is considered a Level 3 measurement.

The Company accounts for its redeemable convertible preferred stock liability in accordance with the guidance for accounting for certain financial instruments with characteristics of both liabilities and equity. The fair value of the preferred stock derivative on the date of issuance and on each re-measurement date is estimated using the Monte Carlo valuation model using the following assumptions:

	December 31, 2014	December 31, 2013
Volatility	91%	177%
Risk-free interest rate	0.36%	0.48%
Dividend yield	0.0%	0.0%
Exercise price	$0.14	$0.14
Common stock closing price	$0.21	$0.50

The Series B redeemable convertible preferred stock derivative liability is recorded on its own line item on the Company's Balance Sheets. The Series B redeemable convertible preferred stock derivative liability is marked-to-market each reporting period with the change in fair value recorded on its own line in the Statement of Operations until the Series B redeemable convertible preferred stock is converted into common stock or redeemed.